Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Other non-current assets.
Schedule of Other non-current assets

Other non-current assets consist of the following:

	December 31,
	2020	2019	2018
Advances for purchase of property, plant and equipment	$472,828	495,015	326,676
Investments in life insurance (note 3 (l))	71,431	65,545	66,177
Security deposits	23,476	21,545	20,745
Other long-term receivable	193,689	173,488	171,222
Intangible assets in process	2,996	2,841	26,898
Other	54,502	51,614	54,024
Total non-current assets	$818,922	810,048	665,742